File No. 333-96461
                                                            File No. 811-09813

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. _1_                         /X/
      Post Effective Amendment No.                            / /
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No.
                 (Check appropriate box or boxes.)

                          UMB SCOUT FUNDS
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Steven S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /-/  60 days after filing  pursuant to paragraph (a)(1)
      /_/ on March 31, 1999 pursuant to paragraph (a)(1) /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

UMB SCOUT FUNDS

EQUITY INDEX FUND

A no-load mutual fund that seeks to provide investment results that track, as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.


Shares of the Fund have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


PROSPECTUS
MAY 1, 2000

Toll-Free 800-996-2862

UMB Scout Equity Index Fund
Investment Advisor and Manager:
UMB BANK, N.A.
Kansas City, Missouri

Investment Sub-Advisor:
Northern Trust Quantitative Advisors, Inc.
Chicago, Illinois

Distributor:
JONES & BABSON, INC.
Kansas City, Missouri


TABLE OF CONTENTS

                                                                        Page
Information About the Fund
Investment Objective and Principal Investment Strategies		2
Principal Risk Factors                                                  2
Performance Information                                                 3
Fees and Expenses                                                       3
Investment Advisor and Manager                                          4
Investment Sub-Advisor                                                  4

Information About Investing
How to Purchase Shares                                                  5
How to Redeem Shares                                                    5
Additional Policies about Transactions                                  5
Shareholder Services                                                    6
How Share Price is Determined                                           7
Dividends, Distributions and their Taxation                             7
Conducting Business with the UMB Scout Funds                            8


INVESTMENT OBJECTIVE AND Principal investment strategies

The Fund seeks to provide investment results that track, as closely as possible, the performance of the Standard & Poor's Composite Stock Price Index ("S&P 500r Index").

The S&P 500r Index is an unmanaged stock market index which includes the stocks of 500 companies operating across a broad spectrum of the U.S. economy. The Index is dominated by large U.S. companies and its performance is widely considered representative of the U.S. stock market as a whole.


The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500r Index using sophisticated computer programs and statistical procedures. As a result, the investment management team does not use traditional methods of active investment management, such as buying and selling securities on the basis of economic, financial and market analysis. The Fund has operating expenses and transaction costs, while the Index has none. Therefore, the performance of the Fund will generally be less than that of the Index.

In order to track the S&P 500r Index as closely as possible, the Fund normally invests substantially all (at least 80%) of its total assets in the stocks that make up the Index, in approximately the same proportions as they are represented in the Index. Under normal market conditions, it is expected that the quarterly performance of the Fund will be within a 0.90 correlation with the S&P 500r Index after deduction of Fund expenses. A correlation of 1.00 would mean a perfect correlation between the performance of the Fund and the Index.

Because the Fund is an index fund, it generally takes a buy-and-hold approach to investing. The Fund normally sells portfolio securities only to respond to redemption requests or to adjust the number of its shares to track the weighting or composition of the Index. The Fund will buy and sell securities in response to changes in the composition of the Index. As a result, the Fund's portfolio turnover rate is expected to be extremely low. A low portfolio turnover rate usually results in low transaction costs and provides tax efficiencies for shareholders.

To maintain exposure to the Index and manage cash flows, the Fund may invest in Standard & Poor's Depository Receipts, which are types of derivatives. These investments allow the Fund to quickly and efficiently gain market exposure, to keep cash on hand to meet shareholder redemption requests while simulating full investment in stocks.

"Standard & Poor'sr," "S&Pr," "S&P 500r" and (Standard & Poor's 500) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by UMB Bank, n.a. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISK FACTORS

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.

Market Risks - Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Fund invests in equity securities, the value of the Fund may go up and down. Different types of investments shift in and out of favor depending on market and economic conditions. At various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor.

Tracking Variance Risk - The Fund is subject to the risk that its performance may not precisely track the performance of the S&P 500r Index. Tracking variance may result from purchases and redemptions, transaction costs, Fund expenses, changes in the composition of the Index and other factors. If securities the Fund owns underperform those in the Index, the Fund's performance will be lower than the Index. Under normal market conditions, the Fund expects the quarterly performance of the Fund to be within a .90 correlation with the Index, after expenses.

The shares offered by this prospectus are not deposits or obligations of, nor guaranteed or endorsed by, UMB Bank, n.a., or any of its affiliate banks. They are not federally insured by the Federal Deposit Insurance Corporation (F.D.I.C.), or any other U.S. Government agency. These shares involve investment risks, including the possible loss of the principal invested.



PERFORMANCE INFORMATION
The Fund is new as of May 1, 2000, therefore, there is no performance information.


FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is new as of May 1, 2000, so the amount of "Other Expenses" is based on estimates for the first year of operations.

Shareholder Fees
(Fees paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases                None
        Maximum Deferred Sales Charge (Load)                            None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
        Redemption Fee                                                  None
        Exchange Fee                                                    None


Annual Fund Operating Expenses
(Expenses deducted from Fund assets)
        Management Fees                                                 0.40%
        Distribution (12b-1) Fees                                       None
        Other Expenses                                                  0.02%
        Total Annual Fund Operating Expenses                            0.42%
        Less Manager's Fee Waiver/Payments*                             (0.12%)

        Net Annual Fund Operating Expenses                              0.30%

	*	The Manager has entered into a contractual commitment to
waive its fees and/or make expense payments through the fiscal year ending June 30, 2001 so that net annual fund operating expenses do not exceed 0.30% of average daily net assets.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please note that the first year in each example reflects the effect of the manager's fee waiver/expense payments. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
	$31	$123

INVESTMENT ADVISOR AND MANAGER

UMB Bank, n.a., is the Fund's Investment Advisor and Manager. UMB Bank, n.a. is a wholly-owned subsidiary of UMB Financial Corporation, a seven billion dollar financial services institution. UMB Bank, n.a. was founded in 1913. UMB Bank, n.a. provides investment management and trust services for a broad variety of individual, corporate and institutional clients, including the UMB Scout mutual funds. The bank currently manages approximately $14 billion in client assets. As manager, UMB Bank, n.a., provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, directors and other personnel; rent; shareholder services; and other items incidental to corporate administration. Operating expenses not required in the normal operation of the Fund are payable by the Fund. The Fund also pays its own brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

For its services, the Fund pays UMB Bank, n.a., a fee at the annual rate of 40/100 of one percent (0.40%) of average daily net assets. Through the fiscal year ending June 30, 2001 the manager has entered into a contractual commitment with the Fund to limit annual fund operating expenses to 30/100 of one percent (0.30%) of average daily net assets. When the Fund's assets grow to a point where fee waivers are no longer necessary, UMB Bank, n.a. may seek to recoup such amounts for a period of three years from the date such amount was waived or paid. UMB Bank, n.a., is located at 1010 Grand Boulevard, Kansas City, MO 64106.

Jones & Babson, Inc., serves as transfer agent and principal underwriter for the Fund. Jones & Babson, Inc., was founded in 1959 and is located at BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306.

UMB Bank, n.a., from its own resources, may compensate its affiliates for marketing, shareholder servicing, recordkeeping and/or other services performed with respect to the Fund's shares. This includes a fee paid by UMB Bank, n.a., to UMB Scout Brokerage Services, Inc. on UMB Scout Fund shares held in customer accounts at UMB Scout Brokerage Services.

INVESTMENT SUB-ADVISOR

UMB Bank, n.a., employs at its own expense Northern Trust Quantitative Advisors, Inc. ("Northern Trust"), to assist in the day-to-day management function of the UMB Scout Equity Index Fund. Northern Trust is a wholly-owned subsidiary of the Northern Trust Corporation, a Chicago based multi-bank holding company. Northern Trust was organized in 1997 and serves as investment manager for individuals, charitable organizations, foundations and large corporate investors. Northern Trust and its affiliates administer in various capacities (including as master trustee, investment manager and custodian) over $1 trillion of assets as of December 31, 1999. Northern Trust is located at 50 S. LaSalle Street, Chicago, IL 60675.

HOW TO PURCHASE SHARES

No-Load Fund

There are no sales commissions, redemption fees or Rule 12b-1 distribution fees

How to Buy Shares (see chart on page 8 for details)

By phone, mail or wire

Through Automatic Monthly Investments

Through exchanges from other UMB Scout Funds

Minimum Initial Investment

$1,000 for most accounts

$250 for IRA and Uniform Transfer (Gift) to Minors accounts

$100 with Automatic Monthly Investments

$1,000 for exchanges from another UMB Scout Fund

Minimum Additional Investments

$100 for purchases by phone or mail ($500 for wire purchases)

$50 for Automatic Monthly Investments

$1,000 for exchanges from another UMB Scout Fund

Minimum Account Size

You must maintain a minimum account size equal to the current minimum initial investment (usually $1,000). If your account falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum. We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.

HOW TO REDEEM SHARES

You may withdraw from your Fund account at any time in the following amounts:

 any amount for redemptions requested by mail or phone

 $500 or more for redemptions wired to your account (there may be a fee)

 $50 or more for redemptions by a systematic redemption plan
(there may be a fee)

 $1,000 or more for exchanges to another Fund

 $100 or more for redemptions by automatic monthly exchange to another Fund

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction requests that are not complete and in good order. A request is in good order if it contains the required information as described in the section entitled "Conducting Business with the UMB Scout Funds" on page 8. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

If you wish to purchase (or redeem) shares of a UMB Scout Fund through a broker, a fee may be charged by that broker. In addition, you may be subject to other policies or restrictions of the broker such as higher minimum account value, etc.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Fund and its shareholders.


Redemptions - We try to send proceeds as soon as practical and normally send proceeds by the third business day after we receive a request in good order. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund. If you receive securities instead of cash, you may incur brokerage costs when converting them into cash.

The Manager believes that certain investors who try to "time the market" by purchasing and redeeming shares from the Fund on a regular basis may disrupt the investment process and pose additional transaction costs to the Fund. Therefore, in those cases the Fund Manager may refuse to sell shares to market timers in order to discourage such activity.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations, only as permitted under federal law.

Signature Guarantees - You can get a signature guarantee from most banks or securities dealers and certain other financial institutions, but not a notary public. For your protection, we require a guaranteed signature if you request:

 A redemption check sent to a different payee, bank or address than we have on file.

 A redemption check mailed to an address that has been changed within the last 30 days.

 A redemption for $50,000 or more in writing.

 A change in account registration or redemption instructions.

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the Fund into which you are exchanging. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Fund nor Jones & Babson, Inc. assumes responsibility for the authenticity of telephone redemption requests.

SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call 800-996-2862 for more information:

 Traditional IRA accounts

 Roth IRA accounts

 Education IRA accounts

 Simplified Employee Pensions (SEPs)

 Uniform Transfers (Gifts) to Minors accounts

 Accounts for corporations or partnerships

 Sub-Accounting Services for Keogh, tax qualified retirement plans, and others

 Prototype Retirement Plans for the self-employed, partnerships and corporations.

HOW SHARE PRICE IS DETERMINED

Shares of the Fund are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received by us in good order. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Fund and have received your purchase order and payment or redemption order, we may process the order at the net asset value per share next effective after receipt of the order by the institution.

The per share calculation is made by subtracting from the Fund's total assets any liabilities and then dividing into this amount the Fund's total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Fund is open for business. These are the same days that the New York Stock
Exchange is open for trading. The New York Stock Exchange is closed on weekends, most national holidays and Good Friday.

Each security owned by the Fund that is listed on an Exchange is valued at its last sale price on that Exchange on the date when assets are valued. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Fund's Board of Trustees or by the Investment Advisor in accordance with procedures approved by the Board of Trustees. Short-term instruments maturing within 60 days may be valued at amortized cost.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

Distributions - Your distributions will be reinvested automatically in additional shares of the Fund unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash ($10 minimum check amount). There are no fees or sales charges on reinvestments.

The Fund will pay substantially all of its net investment income semiannually, usually in June and December. It is contemplated that substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend, with any remaining balance paid in December.

If you buy shares of the Fund shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price back in the form of a taxable distribution.

Tax Considerations - In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

By law, the Fund must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or Taxpayer Identification Number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

In general, when you sell your shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different UMB Scout Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your Fund shares depends on your marginal tax bracket and on how long the shares have been held.

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

Fund distributions and gains from the sale or exchange of your Fund shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.


Conducting Business With The UMB Scout Funds By Phone

800-996-2862,  in the Kansas City area 816-751-5900

You must authorize each type of
telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

How To Open An Account

If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another UMB Scout Fund by exchange ($1,000 minimum). The names and registrations on the accounts must be identical.

How To Add To An Account

You may invest by telephone ($100 minimum). After we receive your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Fund and participating banks.

How To Sell Shares

You may withdraw any amount by telephone ($500 minimum if wired). We will send funds only to the address or bank account on file with us. Provide the Fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number.

How To Exchange Shares

You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another UMB Scout Fund. The shares being exchanged must have been held in open account for 15 days or more.

Conducting Business With The UMB Scout Funds By Mail

UMB Scout Funds
P.O. Box 219757
Kansas City, MO 64121-9757

How To Open An Account
Complete and sign the application included with this Prospectus. Your initial investment must meet the minimum amount and you must indicate the name of the Fund in which you want to invest. Make your check payable to UMB Bank, n.a.


How To Add To An Account
Make your check ($100 minimum) payable to UMB Bank, n.a., and mail it to us. Always identify your account number or include the detachable coupon (from your confirmation statement).


How To Sell Shares
In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

How To Exchange Shares
In a letter, include the genuine signature of each registered owner, the Fund name and your account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the UMB Scout Fund into which the amount is being transferred.

Conducting Business With The UMB Scout Funds By Wire
UMB Bank, n.a.,
Kansas City, Missouri, ABA #101000695
For UMB Scout Funds/AC=98 01186957
Please provide your fund number, account number and name on account.

How To Open An Account
Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($1,000 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds may be delayed.

How To Add To An Account
Wire share purchases ($500 minimum) should include the names of each account owner, your account number and the full name of the Fund. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.


How To Sell Shares
Redemption proceeds ($500 minimum) may be wired to your pre-identified bank account. A minimal fee may be deducted. If we receive your request before
4:00 p.m. (Eastern Time) we will normally wire funds the following business day. If we receive your request later in the day, we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

How To Exchange Shares
Not applicable.


Conducting Business With The UMB Scout Funds Through Automatic
Transaction Plans
You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

How To Open An Account
Not applicable.

How To Add To An Account
Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

How To Sell Shares
Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

How To Exchange Shares
You may authorize monthly exchanges from your account ($100 minimum) to another UMB Scout Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service. You must own shares in an open account valued at $2,500 or more when you first authorize monthly exchanges.

UMB SCOUT FUNDS
100% No-Load Mutual Funds
Stock Fund
Stock Select Fund
Regional Fund
WorldWide Fund
WorldWide Select Fund
Capital Preservation Fund
Balanced Fund
Equity Index Fund
Technology Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
Federal Portfolio
Prime Portfolio
Tax-Free Money Market Fund
*Available in Kansas and Missouri only.

INVESTMENT ADVISOR AND MANAGER
UMB Bank, n.a.,
Kansas City, Missouri

AUDITORS
Baird, Kurtz & Dobson,
Kansas City, Missouri

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a.,
Kansas City, Missouri

UNDERWRITER, DISTRIBUTOR
AND TRANSFER AGENT
Jones & Babson, Inc.
Kansas City, Missouri


ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this Prospectus. The Fund's annual and semi-annual reports to shareholders will contain additional information about the Fund's investments. Because the Fund is new, it has not yet published an annual or semi-annual report to shareholders.

You may obtain a free copy of these documents by contacting the Fund by telephone, mail or through the website as shown below. You may also call the toll-free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. or by visiting the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102.

UMB SCOUT FUNDS

P.O. Box 219757
Kansas City, MO 64121-9757

www.umb.com

"UMB", "Scout" and the "Scout" design are registered service marks of UMB Financial Corporation.

UMB SCOUT FUNDS

TECHNOLOGY FUND

A no-load mutual fund that invests principally in securities of companies that develop, produce or distribute products and services related to technology.

PROSPECTUS  MAY 1, 2000

Shares of the Fund have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


PROSPECTUS
MAY 1, 2000

Toll-Free 800-996-2862

UMB Scout Technology Fund
Investment Advisor and Manager:
UMB BANK, N.A.
Kansas City, Missouri

Distributor:
JONES & BABSON, INC.
Kansas City, Missouri

TABLE OF CONTENTS

                                                                        Page
Information About the Fund
Investment Objective and Principal Investment Strategies		2
Principal Risk Factors                                                  3
Performance Information                                                 3
Fees and Expenses                                                       4
Investment Advisor and Manager                                          4

Information About Investing
How to Purchase Shares                                                  5
How to Redeem Shares                                                    5
Additional Policies about Transactions                                  5
Shareholder Services                                                    6
How Share Price is Determined                                           7
Dividends, Distributions and their Taxation                             7
Conducting Business with the UMB Scout Funds                            8



Investment Objective and Principal Investment Strategies

The Fund seeks to provide long-term capital appreciation. To pursue its objective, the Fund will invest principally (at least 65% of total assets) in securities of companies that develop, produce or distribute products and services related to technology.

In considering whether an issuer is principally engaged in technology business activities, the Investment Advisor may consider, among other things, whether it is listed on the Morgan Stanley High-Technology 35 Index (the "Morgan Stanley Index"), the Hambrecht and Quist Technology Index (the "H&Q Index"), the SoundView Technology Index (the "SoundView Index"), the Technology grouping of the S&P 500r Index or any other comparable technology index.

Using fundamental research and quantitative analysis, the investment management team selects securities of technology companies believed to have the potential to outperform the technology sector over the long-term. In doing so, the investment management team selects investments based on factors such as:

       Financial condition;

       Market share;

       Product leadership, innovative concepts or market niches;

       Earnings growth rates compared with relevant competitors;

       Market valuation compared to securities of other technology-related companies and the stock's own historical norms;

       Product and industry trends; and

       Price trends.

The investment management team intends to sell securities it believes are no longer suitable for achieving the Fund's objective of long-term capital appreciation.

Companies in which the Fund may invest include businesses related to the following products and services: computers, software and peripheral products; industrial and business machines; communications, telecommunications and information products and services; electronics, semiconductors and minicomputers; electronic media; environmental services; internet; office equipment and supplies; television and video equipment and services; satellite technology and equipment; chemicals and synthetic materials; and biotechnology, health care and medical supplies. It is expected that more than 25% of the Fund's total assets will normally be invested in combination of technology companies that develop or sell computers, software and peripheral products. The Fund may invest in both small and large technology companies, without regard to their size and, at times, may have a significant amount of its assets invested in small companies.

Although the Fund primarily invests in the securities of U.S. companies, it may invest a portion of its assets in the securities of foreign issuers. The Fund does not expect normally to invest more than 35% of its assets in the securities of foreign issuers.


The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments pending investment in suitable equity securities, or for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue long-term capital appreciation and, instead, will focus on preserving your investment.

Principal Risk Factors

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.

Market Risks - Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Fund is normally invested in equity securities, the value of the Fund may go down. Different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times equity securities will be more or less favorable than bonds. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor.

Concentration Risks - The Fund will be highly concentrated in companies engaged in technology business activities, particularly companies that develop or sell computers, software and peripheral products. Therefore, the Fund may be especially sensitive to changes in the general stock market and other economic conditions that affect those industries. Companies in the rapidly changing fields of science and technology often face special risks. For example, their products may prove commercially unsuccessful, become obsolete or become adversely impacted by a government regulation. In addition, computer and software businesses are subject to intense competitive pressures and aggrestive pricing, which can negatively affect their stock price. Technology stocks may experience signficant price movements cuased by disproportionate investor optimism or pessimism and earnings dissappointment can result in sharp price declines. The Fund is therefore likely to be much more volatile than a Fund that is exposed to a greater variety of industries, especially over the short term.

Small Company Risks - The Fund may have a significant amount of its assets invested in small companies. Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to the Fund. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of smaller companies are generally more volatile than the securities of larger, more established companies. An investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than the Investment Advisor might prefer, or it may have to sell in small quantities over a period of time. The Fund tries to minimize this risk by investing in stocks that are readily bought and sold.

International Risks - International investing by the Fund poses additional risks such as currency fluctuations. If a security owned by the Fund is denominated in a foreign currency, the price of that security may go up in the local currency but cause a loss to the Fund when priced in U.S. dollars. International markets, especially in developing countries, are subject to political and economic instability and are not always as liquid as in the U.S., sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable securities regulation and accounting, auditing and financial reporting standards as U.S. companies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the Fund's shareholders.

PERFORMANCE INFORMATION

The Fund is new as of May 1, 2000, therefore, there is no performance information.


FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is new as of May 1, 2000, so the amount of "Other Expenses" is based on estimates for the first year of operations.

Shareholder Fees
(Fees paid directly from your investment)
	Maximum Sales Charge (Load) Imposed on Purchases		None
        Maximum Deferred Sales Charge (Load)                            None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends     None
        Redemption Fee                                                  None
        Exchange Fee                                                    None

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)
        Management Fees                                                 1.50%
        Distribution (12b-1) Fees                                       None
        Other Expenses                                                  0.03%
        Total Annual Fund Operating Expenses                            1.53%
        Less Manager's Fee Waiver/Payments*                             (0.43%)

        Net Annual Fund Operating Expenses                              1.10%

	*	The Manager has entered into a contractual commitment to waive its fees and/or to make expense payments through the fiscal year ending June 30, 2001 so that net annual fund operating expenses do not exceed 1.10% of average daily net assets.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please note that only the first year in each example reflects the effect of the Manager's fee waiver/expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
	$112	$305

INVESTMENT ADVISOR AND MANAGER

UMB Bank, n.a., is the Fund's Investment Advisor and Manager on a day to day basis. UMB Bank, n.a. is a wholly-owned subsidiary of UMB Financial Corporation, a seven billion dollar financial services institution. UMB Bank, n.a. was founded in 1913. UMB Bank, n.a. provides investment management and trust services for a broad variety of individual, corporate and institutional clients, including the UMB Scout mutual funds. The bank currently manages approximately $14 billion in client assets. A management team led by William Greiner is responsible for investment decisions for the Fund. Mr. Greiner has been the chief investment officer at UMB Bank since 1999. Prior to that, he managed investments at Northern Trust Company, Chicago, IL. Mr. Greiner has over 21 years of investment management experience.

As Manager, UMB Bank, n.a., provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, directors and other personnel; rent; shareholder services; and other items incidental to corporate administration. Operating expenses not required in the normal operation of the Fund are payable by the Fund. The Fund also pays its own brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

For its services, the Fund pays UMB Bank, n.a., a fee at the annual rate of one and one-half percent (1.50%) of average daily net assets. Through the fiscal year ending June 30, 2001, the manager has entered into a contractual agreement with the Fund to limit annual fund operating expenses to 1.10% of average daily net assets. When the Fund's assets grow to a point where fee waivers are no longer necessary, UMB Bank, n.a. may seek to recoup such amounts for a period of three years from the date such amount was waived or paid. UMB Bank, n.a., is located at 1010 Grand Boulevard, Kansas City, MO 64106.

Jones & Babson, Inc., serves as transfer agent and principal underwriter for the Fund. Jones & Babson, Inc., was founded in 1959 and is located at BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306.

UMB Bank, n.a., from its own resources, may compensate its affiliates for marketing, shareholder servicing, recordkeeping and/or other services performed with respect to the Fund's shares. This includes a fee paid by UMB Bank, n.a., to UMB Scout Brokerage Services, Inc. on UMB Scout Fund shares held in customer accounts at UMB Scout Brokerage Services.

HOW TO PURCHASE SHARES

No-Load Fund

There are no sales commissions, redemption fees or Rule 12b-1 distribution fees

How to Buy Shares (see chart on page 8 for details)

By phone, mail or wire

Through Automatic Monthly Investments

Through exchanges from other UMB Scout Funds

Minimum Initial Investment

$1,000 for most accounts

$250 for IRA and Uniform Transfer (Gift) to Minors accounts

$100 with Automatic Monthly Investments

$1,000 for exchanges from another UMB Scout Fund

Minimum Additional Investments

$100 for purchases by phone or mail ($500 for wire purchases)

$50 for Automatic Monthly Investments

$1,000 for exchanges from another UMB Scout Fund

Minimum Account Size

You must maintain a minimum account size equal to the current minimum initial investment (usually $1,000). If your account falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum. We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.

HOW TO REDEEM SHARES

You may withdraw from your Fund account at any time in the following amounts:

 any amount for redemptions requested by mail or phone

 $500 or more for redemptions wired to your account (there may be a fee)

 $50 or more for redemptions by a systematic redemption plan (there may be a fee)

 $1,000 or more for exchanges to another Fund

 $100 or more for redemptions by automatic monthly exchange to another Fund

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction requests that are not complete and in good order. A request is in good order if it contains the required information as described in the section entitled "Conducting Business with the UMB Scout Funds" on page 8. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

If you wish to purchase (or redeem) shares of a UMB Scout Fund through a broker, a fee may be charged by that broker. In addition, you may be subject to other policies or restrictions of the broker such as higher minimum account value, etc.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Fund and its shareholders.

Redemptions - We try to send proceeds as soon as practical and normally.
send proceeds by the third business day after we receive a request in good order. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund. If you receive securities instead of cash, you may incur brokerage costs when converting them into cash.

The Manager believes that certain investors who try to "time the market" by purchasing and redeeming shares from the Fund on a regular basis may disrupt the investment process and pose additional transaction costs to the Fund. Therefore in those cases the Fund Manager may delay redemption proceeds up to seven days or refuse to sell to market timers in order to discourage such activity.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations, only as permitted under federal law.

Signature Guarantees - You can get a signature guarantee from most banks or securities dealers and certain other financial institutions, but not a notary public. For your protection, we require a guaranteed signature if you request:

 A redemption check sent to a different payee, bank or address than we have on file.

 A redemption check mailed to an address that has been changed within the last 30 days.

 A redemption for $50,000 or more in writing.

 A change in account registration or redemption instructions.

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the Fund into which you are exchanging. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Fund nor Jones & Babson, Inc. assumes responsibility for the authenticity of telephone redemption requests.

SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call 800-996-2862 for more information:
 Traditional IRA accounts

 Roth IRA accounts

 Education IRA accounts

 Simplified Employee Pensions (SEPs)

 Uniform Transfers (Gifts) to Minors accounts

 Accounts for corporations or partnerships

 Sub-Accounting Services for Keogh, tax qualified retirement plans, and others

 Prototype Retirement Plans for the self-employed, partnerships and corporations.

HOW SHARE PRICE IS DETERMINED

Shares of the Fund are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received by us in good order. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Fund and have received your purchase order and payment or redemption order, we may process the order at the net asset value per share next effective after receipt of the order by the institution.

The per share calculation is made by subtracting from the Fund's total assets any liabilities and then dividing into this amount the Fund's total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern
Time) on days when the Fund is open for business. These are the same days that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends, most national holidays and Good Friday.

Each security owned by the Fund that is listed on an Exchange is valued at its last sale price on that Exchange on the date when assets are valued. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Fund's Board of Trustees or by the Investment Advisor in accordance with procedures approved by the Board of Trustees. Short-term instruments maturing within 60 days may be valued at amortized cost.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

Distributions - Your distributions will be reinvested automatically in additional shares of the Fund unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash ($10 minimum check amount). There are no fees or sales charges on reinvestments.

The Fund will pay substantially all of its net investment income semiannually, usually in June and December. It is contemplated that substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend, with any remaining balance paid in December.

If you buy shares of the Fund shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price back in the form of a taxable distribution.

Tax Considerations - In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

By law, the Fund must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or Taxpayer Identification Number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

In general, when you sell your shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different UMB Scout Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your Fund shares depends on your marginal tax bracket and on how long the shares have been held.

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

Fund distributions and gains from the sale or exchange of your Fund shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.


Conducting Business With The UMB Scout Funds By Phone

800-996-2862,  in the Kansas City area 816-751-5900

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

How To Open An Account

If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another UMB Scout Fund by exchange ($1,000 minimum). The names and registrations on the accounts must be identical.

How To Add To An Account

You may invest by telephone ($100 minimum). After we receive your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Fund and participating banks.

How To Sell Shares

You may withdraw any amount by telephone ($500 minimum if wired). We will send funds only to the address or bank account on file with us. Provide the Fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number.

How To Exchange Shares

You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another UMB Scout Fund. The shares being exchanged must have been held in open account for 15 days or more.

Conducting Business With The UMB Scout Funds By Mail

UMB Scout Funds
P.O. Box 219757
Kansas City, MO 64121-9757

How To Open An Account
Complete and sign the application included with this Prospectus. Your initial investment must meet the minimum amount and you must indicate the name of the Fund in which you want to invest. Make your check payable to UMB Bank, n.a.


How To Add To An Account
Make your check ($100 minimum) payable to UMB Bank, n.a., and mail it to us. Always identify your account number or include the detachable coupon (from your confirmation statement).


How To Sell Shares
In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

How To Exchange Shares
In a letter, include the genuine signature of each registered owner, the Fund name and your account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the UMB Scout Fund into which the amount is being transferred.

Conducting Business With The UMB Scout Funds By Wire
UMB Bank, n.a.,
Kansas City, Missouri, ABA #101000695
For UMB Scout Funds/AC=98 01186957
Please provide your fund number, account number and name on account.

How To Open An Account
Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($1,000 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds may be delayed.

How To Add To An Account
Wire share purchases ($500 minimum) should include the names of each account owner, your account number and the full name of the Fund. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.


How To Sell Shares
Redemption proceeds ($500 minimum) may be wired to your pre-identified bank account. A minimal fee may be deducted. If we receive your request before 4:00 p.m. (Eastern Time) we will normally wire funds the following business day. If we receive your request later in the day, we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

How To Exchange Shares
Not applicable.


Conducting Business With The UMB Scout Funds Through Automatic Transaction
Plans
You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

How To Open An Account
Not applicable.

How To Add To An Account
Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

How To Sell Shares
Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

How To Exchange Shares
You may authorize monthly exchanges from your account ($100 minimum) to another UMB Scout Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service. You must own shares in an open account valued at $2,500 or more when you first authorize monthly exchanges.

UMB SCOUT FUNDS
100% No-Load Mutual Funds
Stock Fund
Stock Select Fund
Regional Fund
WorldWide Fund
WorldWide Select Fund
Capital Preservation Fund
Balanced Fund
Equity Index Fund
Technology Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
Federal Portfolio
Prime Portfolio
Tax-Free Money Market Fund
*Available in Kansas and Missouri only.

INVESTMENT ADVISOR AND MANAGER
UMB Bank, n.a.,
Kansas City, Missouri

AUDITORS
Baird, Kurtz & Dobson,
Kansas City, Missouri

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a.,
Kansas City, Missouri

UNDERWRITER, DISTRIBUTOR
AND TRANSFER AGENT
Jones & Babson, Inc.
Kansas City, Missouri


ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this Prospectus. The Fund's annual and semi-annual reports to shareholders will contain additional information about the Fund's investments. Because the Fund is new, it has not yet published an annual or semi-annual report to shareholders.

You may obtain a free copy of these documents by contacting the Fund by telephone, mail or through the website as shown below. You may also call the toll-free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. or by visiting the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102.

UMB SCOUT FUNDS

P.O. Box 219757
Kansas City, MO 64121-9757

www.umb.com

"UMB", "Scout" and the "Scout" design are registered service marks of UMB Financial Corporation.

PART B

UMB SCOUT EQUITY INDEX FUND
UMB SCOUT TECHNOLOGY FUND



STATEMENT OF ADDITIONAL INFORMATION


May 1, 2000



This Statement of Additional Information is not a Prospectus but should be read in conjunction with each current Fund's Prospectus dated May 1, 2000. To obtain the Prospectus or any available Annual or Semi-Annual Report to shareholders, please call the Funds toll-free at 1-800-996-2862, or in the Kansas City area 816-751-5900. The Funds are series of the UMB Scout Funds.

























JB181


TABLE OF CONTENTS
                                                        Page
Introduction                                            3
Investment Objectives and, Strategies                   3
UMB Scout Equity Index Fund                             3
UMB Scout Technology Fund                               4
Investment Policies Related to Both Funds               5
Short-Term Debt Obligations                             5
Repurchase Agreements                                   5
Portfolio Turnover                                      6
Risk Factors                                            6
Risk Factors Applicable to Foreign Investments          6
Risk Factors Applicable to Repurchase Agreements        6
Investment Restrictions                                 7
Portfolio Transactions                                  8
Portfolio Turnover                                      9
Performance Measures                                    9
Total Return                                            9
Performance Comparisons                                 10
How the Funds' Shares are Distributed                   11
How Share Purchases are Handled                         11
Redemption of Shares                                    12
Signature Guarantees                                    12
Additional Purchase and Redemption Policies             13
Holidays                                                13
Dividends, Distributions and Taxes                      13
Management and Investment Advisor                       15
Investment Sub-Advisor                                  16
Officers and Trustees                                   16
Compensation Table                                      17
Underwriter and Distributor                             17
Transfer Agent                                          18
Custodian                                               18
Independent Auditors                                    18
General Information and History                         18


"UMB", "Scout" and the Scout design are registered service marks of UMB Financial Corporation.

INTRODUCTION

The UMB Scout Equity Index Fund and the UMB Scout Technology Fund are classified as open-end, diversified management investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"). This classification means that the assets of the Funds are invested in a diversified portfolio of securities and that the Funds operate as mutual funds, allowing shareholders to buy and sell shares at any time (as described in the Prospectus).

This Statement of Additional Information (SAI) supplements the information contained in the Prospectuses for the Funds. The Prospectuses outline the principal investment strategies and risks of the Funds, and this SAI contains some of the same information, as well as information about additional strategies and risks.


INVESTMENT OBJECTIVES AND STRATEGIES

UMB Scout Equity Index Fund


The UMB Scout Equity Index Fund seeks to provide investment results that track, as closely as possible, the performance of the Standard & Poor'sr 500 Composite Stock Price Index (the "S&P 500r Index").

The S&P 500r Index is a market value-weighted index consisting of 500 common stocks which are traded on the New York Stock Exchange, American Stock Exchange and the Nasdaq National Market System and selected by Standard & Poor's Corporation ("Standard & Poor's") through a detailed screening process starting on a macro-economic level and working toward a micro-economic level dealing with company-specific information such as market value, industry group classification, capitalization and trading activity. Standard & Poor's primary objective for the S&P 500r Index is to be the performance benchmark for the U.S. equity markets. The companies chosen for inclusion in the S&P 500r Index tend to be leaders in important industries within the U.S. economy. However, companies are not selected by Standard & Poor's for inclusion because they are expected to have superior stock price performance relative to the market in general or other stocks in particular. Standard & Poor's makes no representation or warranty, implied or express, to purchasers of UMB Scout Equity Index Fund shares or any member of the public regarding the advisability of investing in the Fund or the ability of the S&P 500r Index to track general stock market performance.
"Standard & Poor's r", "S&Pr", "S&P 500r", "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by UMB Bank, n.a.

The Fund is not sponsored, endorsed, sold or promoted by Standard &
Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&Pr makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500r Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&Pr and of the S&P 500r Index which is determined, composed and calculated by S&Pr without regard to the Licensee or the Fund. S&Pr has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500r Index. S&Pr is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&Pr has no obligation or liability in connection with the administration, marketing or trading of the Fund.

	S&Pr DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500r INDEX OR ANY DATA INCLUDED THEREIN AND S&Pr SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&Pr MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500r INDEX OR ANY DATA INCLUDED THEREIN. S&Pr MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500r INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&Pr HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Tracking Variance. As discussed in the Prospectus, the UMB Scout Equity Index Fund is subject to the risk of tracking variance. Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by the Fund and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate organizations are made to conform the Fund's holdings with its investment objective. Tracking variance may also occur due to factors such as the size of the Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the S&P 500r Index or the manner in which the Index is calculated or because the indexing and investment approach of the Investment Advisor does not produce the intended goal of the Fund. In the event the performance of the Fund is not comparable to the performance of the S&P 500r Index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. If substantial deviation in the Fund's performance were to continue for extended periods, it is expected that the Board of Trustees would consider recommending to shareholders possible changes to the Fund's investment objective.

UMB Scout Technology Fund
The Fund will, under normal market conditions, invest at least 65% of the value of its total assets in securities of companies principally engaged in technology business activities. An issuer is considered principally engaged in technology business activities if such issuer is listed on the Morgan Stanley High-Technology 35 Index (the "Morgan Stanley Index"), the Hambrecht and Quist Technology Index (the "H&Q Index"), the SoundView Technology Index, the technology groupings of the S&P 500r Index or any other comparable index.


The Morgan Stanley Index is an equal dollar weighted index of 35 stocks drawn from nine technology subsectors: computer services, design software, server software, PC software and new media, networking and telecom equipment, server hardware, PC hardware and peripherals, specialized systems and semi-conductors. The SoundView Technology Index is an equal dollar weighted index designed to measure the performance of the technology industry. It is comprised of 100 major technology companies chosen by SoundView Financial Group. The H&Q Index is comprised of publicly traded stocks of approximately 250 technology companies. The H&Q Index includes companies in the electronics services and related technologies industries and is a market capitalization weighted index. Changes in the indices may occur when Morgan Stanley, SoundView or H&Q choose to modify their indices or as mergers, acquisitions and failures dictate. Such changes may happen with fair regularity owing to the fast-changing nature of the technology industries.

Warrants. The UMB Scout Technology Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities, the Investment Advisor will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

INVESTMENT POLICIES RELATED TO BOTH FUNDS

Short-Term Debt Obligations. For cash management purposes including meeting redemptions and unanticipated expenses, each Fund may invest a portion of its assets in cash or high-quality, short-term debt obligations readily changeable into cash such as:

(1)	certificates of deposit, bankers' acceptances and other short-
term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(2) 	commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&Pr, or if not rated by either Moody's or S&Pr, a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&Pr;

(3) 	short-term debt securities which are non-convertible and
which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&Pr; and

(4) 	negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home
Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.


There may be times, however, when the UMB Scout Technology Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary, defensive purposes. During those times, the Technology Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.


Repurchase Agreements. The Funds, for cash management purposes, may invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Funds' cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Funds' period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Funds.

The Funds will enter into repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Investment Advisor. The term to maturity of a repurchase agreement normally will be no longer than a few days. With respect to the UMB Scout Equity Index Fund and the UMB Scout Technology Fund, repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 15% of each Fund's net assets.

Borrowing. As a matter of non-fundamental investment policy, neither Fund may borrow money for the purpose of leveraging its investments. In addition, neither Fund will purchase portfolio securities when borrowings exceed 5% of their respective total assets.



PORTFOLIO TURNOVER
The Funds do not intend to purchase securities solely for short-term trading; nor will securities be sold for the sole purpose of realizing gains. However, with regard to UMB Scout Technology Fund, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Funds' investment advisor believes to be a disparity in the normal yield relationship between the two securities. In addition, a security may be sold and another purchased when, in the opinion of management, a favorable yield spread exists between specific issues or different market sectors. With regard to UMB Scout Equity Index Fund, securities will be bought and sold in response to changes in the S&P 500r Index and cash flows. Short-term debt instruments with maturities of less than one year are excluded from the calculation of portfolio turnover.

There are no fixed limitations regarding portfolio turnover for either Fund. Although the Funds do not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of the Fund's management, investment considerations warrant such action. As a result, while it is anticipated that the turnover rates will not exceed 100%, under certain market conditions, these portfolio turnover rates may exceed 100%. Increased portfolio turnover rates would cause the Fund to incur greater brokerage costs than would otherwise be the case and may result in the acceleration of capital gains which are taxable when distributed to shareholders.

RISK FACTORS

Risk Factors Applicable to Foreign Investments. From time to time, the UMB Scout Technology Fund may invest in companies located in developing countries. A developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed-income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries. The UMB Scout Technology Fund will not invest more than 20% of its total assets in companies located in developing countries.

The risks to which the UMB Scout Technology Fund is exposed, as a result of investing in companies located outside the United States include: currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars). As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, comparable information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect U.S. investments in those countries.

Risk Factors Applicable to Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Funds may not be able to perfect their interest in the underlying securities. While the Funds' management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors Applicable to Illiquid and Restricted Securities. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements (see below), certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

Each Fund may invest up to 15% of its net assets in securities that are illiquid. If otherwise consistent with their investment objectives and policies, the Funds may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as the investment advisor determines, under guidelines approved by the Board of Trustees, that an adequate trading market exists.

Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund. The practice of investing in Rule 144A Securities could increase the level of a Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Risk Factors Applicable to Investment Companies. To the extent consistent with its investment objective and policies, the UMB Scout Equity Index Fund may invest in securities issued by other investment companies, particularly S&P's Depository Receipts ("SPDRs") and similar securities of other issuers. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act.

As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

Risk Factors Applicable to Securities Lending. In order to generate additional income, the Funds may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Funds will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one-third the value of a Fund's total assets (including the loan collateral). Any cash collateral received by a Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and may incur a capital loss. In addition, a Fund may incur a loss in reinvesting the cash collateral it receives.





INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The Funds have adopted the following fundamental investment policies and restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. With respect to the policies concerning concentration, borrowing money and senior securities, legal or regulatory limitations are explained in the investment restrictions. Such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

Each Fund is classified as diversified as defined under the 1940 Act and the Funds may not change their classification from diversified to non-diversified without shareholder approval. Under the 1940 Act, diversified generally means that each Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities issued by investment companies), or purchase more than 10% of the voting securities of any one issuer.

UMB Scout Equity Index Fund will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry. UMB Scout Technology Fund will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in a particular industry, except that it will invest more than 25% of its total assets in the technology sector (which includes companies that develop or sell computers, software and peripheral products). The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. These restrictions do not limit either Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. In applying each Fund's fundamental policy concerning industry concentration, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. In particular, technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry. Also, for example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) asset-backed securities will be classified according to the underlying assets securing such securities; and
(iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

UMB Scout Equity Index Fund and UMB Scout Technology Fund will not: (1) borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the fund's other assets. The effect of this provision is to allow a fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing); (2) underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933;
(3) may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein; (4) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities; (5) make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors.

Non-Fundamental Investment Policies

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the UMB Scout Equity Index Fund and the UMB Scout Technology Fund will be subject to the following non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval.

(1) each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, neither Fund may operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by
Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies; (2) with respect to the UMB Scout Technology Fund, it may invest in American Depository Receipts (ADRs), which represent foreign securities and are traded on U.S. Exchanges or in the over-the-counter market. However, the Fund reserves the right to invest directly in foreign securities or to purchase European Deposit Receipts (EDRs) and International Depository Receipts (IDRs), in bearer form, which are designed for use in European and other securities markets; (3) each Fund may not invest more than 15% of its net assets in securities which they can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; and (4) each Fund will not borrow for the purpose of leveraging its investments. In this regard, neither Fund will purchase portfolio securities when borrowings exceed 5% of their respective total assets.


PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the UMB Scout Technology Fund are made by UMB Bank, n.a. Decisions to buy and sell securities for the UMB Scout Equity Index Fund are made by Northern Trust Quantitative Advisors, Inc. Officers of the Funds and Jones & Babson, Inc. are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe it is in their best interest, and that of their shareholders, to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Funds, when acting on their behalf, as well as for any research or other services provided to the Funds. The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to them than they would pay to broker-dealers who do not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in
Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Boards of Trustees of the Funds and by UMB Bank, n.a.

Since the Funds do not currently market their shares through intermediary brokers or dealers, it is not their practice to allocate brokerage or principal business on the basis of sales of their shares which may be made through such firms. However, they may place portfolio orders with qualified broker-dealers who recommend a Fund to other clients, or who act as agent in the purchase of Fund shares for their clients.

Research services furnished by broker-dealers may be useful to a Fund's investment advisor or sub-advisor in serving other clients, as well as a Fund. Conversely, a Fund may benefit from research services obtained by a Fund's investment advisor or sub-advisor from the placement of portfolio brokerage of other clients.

When the investment advisor or sub-advisor in its fiduciary duty believes it to be in the best interests of its shareholders, a Fund may join with other clients of the investment advisor or sub-advisor in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.
   >


   >

PERFORMANCE MEASURES

From time to time, each of the Funds may advertise its performance in various ways, as summarized below.

Total Return

The UMB Scout Equity Index Fund and the UMB Scout Technology Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Funds during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of a Fund's operations, or on a year-by-year basis).

The Funds' "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

P(1+T)n	=	ERV

Where:	P	=	a hypothetical initial payment of $1000
T	=	average annual total return
n	=	number of years
ERV	=	Ending Redeemable Value of a hypothetical $1000
payment made at the beginning of the 1, 5 or 10 years (or other) periods at the end of the 1, 5 or 10 years (or other) periods (or fractional portions thereof).


Performance Comparisons. In advertisements or in reports to shareholders, the Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Smart Money, Money Central Investors, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune, Barron's Financial World, U.S. News & World Report, USA Today, Bloomberg's Personal Finance, Income & Safety, The Mutual Fund Letter, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Donoghue's Mutual Fund Almanac, Bank Rate Monitor and Donoghue's Money Fund Report may also be used in comparing performance of the Funds. Performance comparisons should not be considered as representative of the future performance of the Funds.


HOW THE FUNDS' SHARES ARE DISTRIBUTED

Jones & Babson, Inc., as agent of the UMB Scout Funds, agrees to supply its best efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges. Jones & Babson, Inc. can be reached by calling 800-996-2862 and is located at BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306.

Jones & Babson, Inc. does not receive any fee or other compensation under its distribution agreements with the Funds which continue in effect initially for two years and then automatically for successive annual periods ending each October 31, if continued at least annually by the Funds' Board of Trustees, including a majority of those Trustees who are not parties to such Agreements or interested persons of any such party. They terminate automatically if assigned by either party or upon 60 days written notice by either party to the other.


HOW SHARE PURCHASES ARE HANDLED


We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not complete and in good order as described in the prospectus. If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Funds.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Each statement and transaction confirmation will request that you inform the Fund in writing of any questions about the information presented. If you do not notify the Fund in writing of any questions within the specified time period, it will indicate that you have approved the information.

The shares you purchase are held by the Funds in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Jones & Babson does not intend to issue new certificated shares for any accounts.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Funds and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds' special investment programs.

The Funds reserve the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Funds sustains a loss as the result of failure by a purchaser to make payment, the Funds' underwriter, Jones & Babson, Inc., will cover the loss.


REDEMPTION OF SHARES

The Funds will transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the seventh day thereafter, or earlier if required by applical law. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Funds will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.
In the case of redemption requests
made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first.

Due to the high cost of maintaining smaller accounts, the Trustees have authorized the Funds to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account,
(2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not complete and in good order. We must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by the Board of Trustees under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Funds of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Funds to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.

UMB Scout Equity Index Fund and UMB Scout Technology Fund have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which these Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.


SIGNATURE GUARANTEES
Signature guarantees normally reduce the possibility of forgery and are required in connection with certain redemptions. Signature guarantees are required in connection with all redemptions of $50,000 or more by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by the Fund in certain instances where it appears reasonable to do so and will not unduly affect the interest of other shareholders. Signature(s) must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.
Signature guarantees will be waived for mail redemptions of $50,000 or less, but they will be required regardless of the size of the redemption if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s). Signatures guarantees are also required for a change in account registration or redemption instructions.
Signature guarantees must appear together with the signature(s) of the registered owner(s) on: (1) a separate instrument of assignment, which should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers); or (2) all stock certificates tendered for redemption.


ADDITIONAL PURCHASE AND REDEMPTION POLICIES

We reserve the right to:

-	Waive or increase the minimum investment requirements with
respect to any person or class of persons, which include
shareholders of the Funds' special investment programs.
-	Cancel or change the telephone investment service, the
telephone exchange service and the automatic monthly investment plan without prior notice to you where in the best interest of the Funds and their investors.
-	Cancel or change the telephone redemption service at any time without notice.
-	Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you.
-	Begin charging a fee for the systematic redemption plan upon 30 days written notice to you.
-	Waive signature guarantee requirements in certain instances
where it appears reasonable to do so and will not unduly affect the interests of other shareholders. We may waive the signature guarantee requirement if you authorize the telephone redemption method at the same time you submit the initial application to purchase shares.
- Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if we have other reason to believe that this requirement would be in the best interests of the Funds and their shareholders.



The Funds does not allow market timers. The Funds may refuse to sell shares to market timers. You will be considered a market timer if you have (i) requested a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

HOLIDAYS

The net asset value per share of each Fund's portfolio is computed once daily, as described in the prospectus, Monday through Friday, at the specific time during the day that the Board of Trustees sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or the following holidays:

New Year's Day                  January 1
Martin Luther King, Jr. Day	Third Monday in January
Presidents' Holiday		Third Monday in February
Good Friday                     Friday before Easter
Memorial Day                    Last Monday in May
Independence Day		July 4
Labor Day                       First Monday in September
Thanksgiving Day		Fourth Thursday in November
Christmas Day                   December 25


DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions and Taxes

Distributions of net investment income In general, the Funds receive income in the form of dividends or interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to investors. Any distributions by a Fund from such income will be taxable to investors as ordinary income, whether the investors take them in cash or in additional shares.

Distributions of capital gains In general, the Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be distributed and taxed as ordinary income. Distributions from net long-term capital gains will be taxable as long-term capital gain, regardless of how long the Fund shares have been held. Any net capital gains realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Effect of foreign investments on distributions Most foreign exchange gains realized on the sale of debt securities by the UMB Scout Technology Fund are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution. This treatment could increase or reduce the Fund's ordinary income distributions, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The UMB Scout Technology Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. This, in turn, could reduce ordinary income distributions to the shareholders.

Information on the tax character of distributions The Funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

Excise tax distribution requirements To avoid federal excise taxes, the Internal Revenue Code requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of fund shares Redemptions (including redemptions in-kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different UMB Scout Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.

Beginning after the year 2005 (2000 for certain shareholders), gain in a sale or redemption of Fund shares held for more than five years may be subject to a reduced rate of tax. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in such fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Dividends-received deduction for corporations If you are a corporate shareholder, you should note that only a small percentage of the dividends paid by the Funds for this fiscal year are expected to qualify for the dividends-received deduction. In some circumstances, you may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by such Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in complex securities The funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a fund are treated as ordinary income or capital gain, accelerate the recognition of income to a fund and/or defer a fund's ability to recognize losses, and, in limited cases, subject a fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a fund.


MANAGEMENT AND INVESTMENT ADVISOR

Pursuant to Management Agreements, each Fund employs, at its own expense, UMB Bank, n.a. as its manager and investment advisor. As manager and investment advisor, UMB Bank, n.a. makes available professional portfolio managers who make all decisions concerning the investment and reinvestment of the assets of the Funds in accordance with the Funds' stated investment objective and policies. As investment advisor, UMB Bank, n.a. either provides or pays the cost of all management, supervisory and administrative services required in the normal operations of the Funds.
The annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Funds. The annual fee is equal to the following percentage of each Fund's average net assets:

Average Net Assets
UMB Scout Equity Index Fund
 .40%*
UMB Scout Technology Fund
1.50%*

*	UMB Bank, n.a. intends to contractually waive fees for the fiscal year ending June 30, 2001 so that total annual fund expenses of the Equity
Index Fund do not exceed 0.30% and the annual fund expenses of the Technology Fund do not exceed 1.10%.

INVESTMENT SUB-ADVISOR

As a part of the Management Agreement, UMB Bank, n.a., employs at its own expense Northern Trust Quantitative Advisors, Inc., ("Northern Trust"), an Illinois state-chartered trust company, to provide the day-to-day investment advisory services for the UMB Scout Equity Index Fund. UMB Bank, n.a. has agreed to pay Northern Trust a fee of 8/100 of one percent (0.08%) of the average daily net assets, for their services. Northern Trust agrees to provide UMB Scout Equity Index Fund investment management services on a daily basis.


OFFICERS AND TRUSTEES

The officers of the Funds manage their day-to-day operations. The Funds' officers, as well as the Funds' investment advisor and manager are subject to the direct supervision and control of the Board of Trustees. Under the Delaware Business Trust Act, all of the Trustees owe a fiduciary duty to the shareholders of the Funds.

The following is a list of the senior officers and Trustees of the Funds and their ages and business experience for the past five years. Unless noted otherwise, the address of each officer and Trustee is BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306. An asterisk (*) by a Trustee's name denotes a Trustee who is an interested person as that term is defined in the 1940 Act.

*Stephen Soden (55), President and Trustee. President and Director or Trustee, as the case may be, Jones & Babson, Inc. and each of the Babson Funds, UMB Scout Funds, Buffalo Funds and the Investors Mark Series Fund, Inc.; President and Trustee, D.L. Babson Bond Trust; Director, AFBA Five Star Fund, Inc.

William E. Hoffman, D.D.S. (62), Trustee. Director or Trustee, as the case may be, of each of the investment companies within the UMB Scout Funds group; Orthodontist, 3700 West 83rd Street, Suite 206, Prairie Village, Kansas 66208.

Eric T. Jager (57), Trustee. Director or Trustee, as the case may be, of each of the investment companies within the UMB Scout Funds group; President, Windcrest Investment Management, Inc.; Director, Bartlett Futures, Inc., Nygaard Corporation, 4800 Main Street, Suite 600, Kansas City, Missouri 64112.

Stephen F. Rose (52), Trustee. Director or Trustee, as the case may be, of each of the investment companies within the UMB Scout Funds group; President, Sun Publications, Inc., 7373 W. 107th Street, Overland Park, Kansas 66212.

Stuart Wien (76), Trustee. Director or Trustee, as the case may be, of each of the investment companies within the UMB Scout Funds group; Retired, 4589 West 124th Place, Leawood, Kansas 66209, formerly Chairman of the Board, Milgram Food Stores, Inc.

P. Bradley Adams (39), Vice President and Treasurer. Vice President and Treasurer, Jones & Babson, Inc. and each of the Babson Funds, UMB Scout Funds and Buffalo Funds; Vice President and Chief Financial Officer, AFBA Five Star Fund, Inc.; Principal Financial Officer, Investors Mark Series Fund, Inc.

W. Guy Cooke (38), Vice President. Chief Compliance Officer, Jones & Babson, Inc.; Vice President and Chief Compliance Officer of each of the Babson Funds, UMB Scout Funds, Buffalo Funds and AFBA Five Star Fund, Inc. Cooke joined Jones & Babson in March 1998 and previously was Director of Compliance at American Century Companies.

Martin A. Cramer (49), Vice President and Secretary. Vice President and Secretary, Jones & Babson, Inc. and each of the Babson Funds, UMB Scout Funds and Buffalo Funds; Secretary and Assistant Vice President, AFBA Five Star Fund, Inc.; Secretary, Investors Mark Series Fund, Inc.


Constance E. Martin (38), Vice President. Shareholder Operations Vice President and Director, Jones & Babson, Inc.; Vice President of each of the Babson Funds, UMB Scout Funds, Buffalo Funds and AFBA Five Star Fund, Inc.

Compensation of Officers and Trustees. None of the officers or Trustees will be compensated by the Funds for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by UMB Bank, n.a. under the provisions of the Management Agreement. As an "interested person," Mr. Soden receives no compensation for his service as a Trustee.

Messrs. Hoffman, Jager, Rose and Wien have no financial interest in, nor are they affiliated with, either UMB Bank, n.a. or Jones & Babson, Inc. The Audit Committee of the Board of Trustees is composed of Messrs. Hoffman, Jager, Rose and Wien.

The officers and Trustees as a group own less than 1% of the Funds.


Compensation Table


Name of         Aggregate       Pension         Estimated      Total
Trustee         Compensation    or              Annual         Compensation
                From the        Retirement      Benefits       From All UMB
                Funds**         Benefits        Upon           Scout Funds
                                Accrued As      Retirement     Paid to
                                Part of Fund                   Trustees**
                                Expenses

Stephen S.
Soden*          --              --              --              --

William E.
Hoffman         $6,375          --              --              $6,375

Eric T. Jager   $7,500          --              --              $7,500

Stephen F.
Rose            $7,500          --              --              $7,500

Stuart Wien     $7,500          --              --              $7,500


*	As an "interested person," Mr. Soden received no compensation for his services as a Trustee.
**	The amounts reported in this column reflect the amounts expected to be paid for services as a Trustee of the Funds during the current fiscal year.  Such amounts are paid by the Funds' manager and not by the Funds themselves.
***     The amounts reported in this column reflect the total compensation paid to each Trustee for his services as a director of each of the other twelve UMB Scout Funds during the fiscal year ended June 30, 1999.
Directors' fees are paid by the manager and not by the UMB Scout Funds themselves.


UNDERWRITER AND DISTRIBUTOR

Jones and Babson, Inc., BMA Tower, 700 Karnes Boulevard, Kansas City, Missouri 64108-3306, serves as the principal underwriter and distributor of the Funds' shares. The shares are continuously offered by Jones & Babson, who has agreed, as agent of the Funds, to use its best efforts to distribute shares of the Funds. Jones and Babson pays all sales and distribution expenses, other than registration fees and other governmental charges.

Jones and Babson does not receive compensation or reimbursement for its distribution and underwriting activities from the Funds. Instead, it is compensated by UMB Bank, n.a. for other services provided to the company and Fund. As indicated in the "Trustees and Officers" section of this Statement of Additional Information, the following officers of Jones and Babson are Trustees or officers of the Funds: Stephen S. Soden, P. Bradley Adams, Martin
A. Cramer and Constance E. Martin.


TRANSFER AGENT

As manager, UMB Bank, n.a. employs Jones and Babson, Inc., at its own expense, to provide services to the Funds, including the maintenance of a shareholder accounting and transfer agency system, and such other items as are incidental to corporate administration. Jones and Babson, Inc. is located at BMA Tower, 700 Karnes Boulevard, Kansas City, Missouri 64108-3306.


CUSTODIAN

The Funds' assets are held for safekeeping by an independent custodian, UMB Bank, n.a. This means the bank, rather than the Funds, has possession of the Funds' cash and securities. As directed by the Funds' officers and portfolio managers, the bank delivers cash to those who have sold securities to the Funds in return for such securities, and to those who have purchased portfolio securities from the Funds. It delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Funds and holds this for payment to shareholders after deduction of the Funds' expenses. UMB Bank, n.a. also serves as investment advisor and manager, and receives compensation for all of its services through receipt of management fees. UMB Bank, n.a. is located at 1010 Grand Boulevard, Kansas City, Missouri, 64141.


INDEPENDENT AUDITORS

The Funds' financial statements are audited annually by independent auditors approved by the Trustees each year, and in years in which an annual meeting is held the Trustees may submit their selection of independent auditors to the shareholders for ratification. Baird, Kurtz & Dobson, City Center Square, Suite 2700, 1100 Main Street, Kansas City, Missouri 64105, is the Funds' present independent auditor.


GENERAL INFORMATION AND HISTORY

UMB Scout Funds (the "Trust") which consists of two separate series -- the UMB Scout Equity Index Fund series and the UMB Scout Technology Fund series - was organized as a business trust in Delaware on January 27, 2000.

Each series represents interests in a separate portfolio of investments and is subject to separate liabilities. Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees. The beneficial interest of each series is divided into an unlimited number of shares, with no par value. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable.
Fractional shares have proportional voting rights. Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued. The Trust does not intend to hold regular annual shareholder meetings. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares and may create multiple classes of shares of each series, which may differ from each other as to expenses and dividends.

Each of the Funds has agreed that it may use the words "UMB" and "Scout" in its name, and may use the Scout design, so long as UMB Bank, n.a. is continued as its manager.

Non-Cumulative Voting. All of the Trust's shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.


Control Persons and Principal Holders of Shares. As of April 28, 2000, which was prior to the public offering of the Funds' shares, UMB Bank, n.a. was the holder of 100% of each Fund's shares and there were no other control persons or principal holders of shares of either Fund. Control persons are persons deemed to control a Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a Fund's outstanding equity securities.


Code of Ethics. Each Fund, its investment advisor, sub-advisor (if applicable) and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by either Fund, subject to certain general restrictions and procedures. Each code of ethics contains provisions designed to substantially comply with the recommendations contained in the Investment Company Institute's 1994 Report of the Advisory Group on Personal Investing. The codes of ethics are on file with the Securities and Exchange Commission.

                         UMB SCOUT FUNDS
                             PART C
                        OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)  Agreement and Declaration of Trust.

     (1) Registrant's Agreement and Declaration of Trust dated 01/26/2000 is herein incorporated by reference to Exhibit No. EX-99.a.1 of Item 23 of Registrant's Initial Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the "SEC") on February 9, 2000.

     (2) Registrant's Certificate of Trust dated 01/26/2000 is herein incorporated by reference to Exhibit No. EX-
          99.a.2 of Item 23 of Registrant's Initial Registration
          Statement on Form N-1A as filed with the SEC on February 9, 2000.

(b)  By-Laws.

     Registrant's By-Laws are herein incorporated by reference to Exhibit No. EX-99.b to Item 23 of Registrant's Initial
     Registration Statement on Form N-1A as filed with the SEC on February 9, 2000.

(c)  Instrument Defining Rights of Security Holders.

     Not Applicable.

(d)  Investment Advisory Contracts.

     (1) Form of Management Agreement between UMB Bank, n.a. and Registrant on behalf of the UMB Scout Technology Fund is herein incorporated by reference to Exhibit No. EX-99.d.1 to Item 23 of Registrant's Initial Registration Statement on Form N-1A as filed with the SEC on February 9, 2000.

     (2) Form of Management Agreement between UMB Bank, n.a. and Registrant on behalf of the UMB Scout Equity Income Fund is herein incorporated by reference to Exhibit No. EX 99.d.2 to Item 23 of Registrant's Initial Registration Statement on Form N-1A as filed with the SEC on February 9, 2000.

     (3) Form of Sub-Advisory Agreement between UMB Bank, n.a. and Northern Trust Quantitative Advisors, Inc. for the UMB Scout Equity Index Fund is herein incorporated by reference to Exhibit No. EX-99.d.3 to Item 23 of Registrant's Initial Registration Statement on Form N-1A as filed with the SEC on February 9, 2000.



(e)  Underwriting Contracts.

     Form of Underwriting Agreement between Jones & Babson, Inc.
     and Registrant is herein incorporated by reference to Exhibit No. EX-99.e to Item 23 of Registrant's Initial
     Registration Statement on Form N-1A as filed with the SEC on February 9, 2000.

(f)  Bonus or Profit Sharing Contracts.

     Not Applicable.

(g)  Custodian Agreement.

     Form of Custodian Servicing Agreement between the Registrant and UMB Bank, n.a. is herein incorporated by reference to Exhibit No. EX-99.g to Item 23 of Registrant's Initial Registration Statement on Form N-1A as filed with the SEC on February 9, 2000.

(h)  Other Material Contracts.

     Form of Transfer Agency Agreement between, UMB Bank, n.a. and Jones & Babson, Inc. is herein incorporated by reference to Exhibit No. EX-99.h to Item 23 of Registrant's Initial Registration Statement on Form N-1A as filed with the SEC on February 9, 2000.

(i)  Legal Opinion.

     Opinion and Consent of Counsel as to the legality of the securities issued by the Registrant is filed herewith as Exhibit No. EX-99.i.

(j)  Other Opinions.

     Power of Attorney is herein incorporated by reference to Exhibit No. EX-99.j to Item 23 of Registrant's Initial
     Registration Statement on Form N-1A as filed with the SEC on February 9, 2000.

     Consent of Auditors is filed herewith as Exhibit No. EX-
     99.j.2.

(k)  Omitted Financial Statements.

     Not Applicable.

(l)  Initial Capital Agreements.

     Not Applicable.

(m)  Rule 12b-1 Plan.

     Not Applicable.


(n)  Rule 18f-3 Plan.

     Not Applicable.

(p)  Code of Ethics

     (1) The Code of Ethics of the Investment Adviser, UMB Bank, n.a., is filed herewith as Exhibit No. EX-99.p.1.

     (2)  The Code of Ethics of the underwriter, Jones & Babson,
          Inc. for each Fund is filed herewith as Exhibit No. EX-
          99.p.2.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
REGISTRANT.

None.

ITEM 25.  INDEMNIFICATION.

Under the terms of the Delaware Business Trust Act (the "Delaware Act") and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or trustee of the Registrant shall have any liability to the Registrant or its shareholders for damages, except to the extent such limitation of liability is precluded by the Delaware Act, the Agreement and Declaration of Trust, or the By-Laws.

Subject to the standards and restrictions set forth in the Registrant's Agreement and Declaration of Trust, Section 3817 of the Delaware Act permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 of the Delaware Act protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the officers and trustees shall not be liable for any act or omission of any agent or employee of the Registrant, any investment adviser or principal underwriter of the Registrant, or with respect to each trustee or officer, the act or omission of any other trustee or officer. Subject to the provisions of the By-Laws, the Registrant, out of its assets, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or trustee's performance of his or her duties as an officer or trustee of the Registrant. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Registrant whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Registrant or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

The By-Laws provide that in actions by others than the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Registrant) by reason of the fact that such person is or was an agent of the Registrant, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Registrant and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Registrant or that the person had reasonable cause to believe that the person's conduct was unlawful. The By-laws provide that in actions by the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Registrant, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Registrant and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Notwithstanding any provision to the contrary contained in the By-laws, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Registrant.

No indemnification shall be made under the provisions of the By-laws:

     (a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (b) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of Article VI of the By-laws is obtained.

To the extent that an agent of the Registrant has been successful on the merits in defense of any proceeding referred to in the above paragraphs or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to above and as set forth in the By-laws.

Except as provided in the above paragraph concerning a successful defense, any indemnification under the provisions of the By-laws shall be made by the Registrant only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in the By-laws and is not prohibited from indemnification because of the disabling conduct referred to above and as set forth in the By-laws :

     (a) A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not "interested persons" of the Trust (as defined in the 1940 Act); or

     (b) A written opinion by an independent legal counsel.

To the fullest extent permitted by applicable law, the officers and trustees shall be entitled and have the authority to purchase with the assets of the Registrant, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee or officer in connection with any claim, action, suit or proceeding in which such person becomes involved by virtue of such person's capacity or former capacity with the Registrant, whether or not the Registrant would have the power to indemnify such person against such liability under the provisions of Article VII of its Agreement and Declaration of Trust.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT
ADVISER.

The principal business of UMB Bank, n.a. is the provision of banking and investment management services to individuals and businesses.

ITEM 27.  PRINCIPAL UNDERWRITER.

     (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for the following:

     UMB Scout Stock Fund, Inc.
     UMB Scout Worldwide Fund, Inc.
     UMB Scout Regional Fund, Inc.
     UMB Scout Balanced Fund, Inc.
     UMB Scout Bond Fund, Inc.
     UMB Scout Capital Preservation Fund, Inc.
     UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
     UMB Scout Money Market Fund, Inc.
     UMB Scout Tax-Free Money Market Fund, Inc.

     David L. Babson Growth Fund, Inc.
     Babson Enterprise Fund, Inc.
     Babson Enterprise Fund II, Inc.
     D.L. Babson Money Market Fund, Inc.
     D.L. Babson Tax-Free Income Fund, Inc.
     D.L. Babson Bond Trust
     Babson Value Fund, Inc.
     Shadow Stock Fund, Inc.
     Babson-Stewart Ivory International Fund, Inc.

     Buffalo Balanced Fund, Inc.
     Buffalo Equity Fund, Inc.
     Buffalo USA Global Fund, Inc.
     Buffalo High Yield Fund, Inc.
     Buffalo Small Cap Fund, Inc.

     AFBA Five Star Fund, Inc.

     Investors Mark Series Fund, Inc.

     (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 20 of Part B:

 Name and Principal   Position and Offices      Positions and
  Business Address      with Underwriter           Offices
                                               with Registrant

Stephen S. Soden         President and          President and
700 Karnes Blvd.            Director               Trustee
Kansas City, MO
64108-3306

Giorgio Balzer              Director                None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert T. Rakich            Director                None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Edward S. Ritter            Director                None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert N. Sawyer            Director                None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Vernon W. Voorhees          Director                None
700 Karnes Blvd.
Kansas City, MO
64108-3306

P. Bradley Adams       Vice President and    Vice President and
700 Karnes Blvd.           Treasurer              Treasurer
Kansas City, MO
64108-3306

Martin A. Cramer       Vice President and    Vice President and
700 Karnes Blvd.           Secretary              Secretary
Kansas City, MO
64108-3306

     (c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal Transfer Agency
Agreement.

ITEM 28.  LOCATION OF ACOUNTS AND RECORDS.

Each account, book or other document required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones and Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306, or UMB Bank, n.a., 1010 Grand Blvd., Kansas City, Missouri 64141.

ITEM 29.  MANAGEMENT SERVICES.

There are no management related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS.

Not applicable.

                          EXHIBIT INDEX

Exhibit                          Exhibit No.

Legal Opinion                    EX-99.i
Auditors Consent                 EX-99.j.2
Code of Ethics                   EX-99.p.1
Code of Ethics                   EX-99.p.2

                                                                307283

                                SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 20th day of April, 2000.

        UMB SCOUT FUNDS

        By /s/ Stephen S. Soden
           Stephen S. Soden, President, Principal Executive Officer
           and Director

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                  Title
Date

/s/ Stephen S. Soden       President, Principal Executive       April 20, 2000
Stephen S. Soden           Officer and Director


/s/ Eric T. Jager          Director                             April 20, 2000
Eric T. Jager*


/s/ William E. Hoffman     Director                             April 20, 2000
William E. Hoffman*


/s/ Stephen F. Rose        Director                             April 20, 2000
Stephen F. Rose*


/s/ Stewart Wien*          Director                             April 20, 2000
Stewart Wien*


/s/ P. Bradley Adams       Vice President and Principal         April 20, 2000
P. Bradley Adams           Financial and Accounting Officer

     *Signed pursuant to Power of Attorney

        By: /s/ Stephen S. Soden
            Stephen S. Soden, Attorney-in-Fact